Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Gain (Loss) on Investments	$ 211	$ (179)	$ 166	$ (1,362)	$ (2,242)	$ (104,521)
Trust services and administration revenues	178	187	366	376	753	365
Interest expense	4,898	4,320	8,313	8,608	14,908	17,559
Other expenses	2,443	2,790	4,934	5,871	11,529	21,854
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Gain (Loss) on Investments	4	173	5	538	552	67,457
Trust services and administration revenues	8	8	15	15	30	30
Interest expense	3,140	3,135	6,457	6,189	12,294	8,618
Other expenses	$ 714	$ 694	$ 1,428	$ 1,388	$ 2,825	$ 7,046